ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	9 Months Ended
Sep. 30, 2020
Equity [Abstract]
Summary of Tax Effects on Components of Other Comprehensive Income (Loss)	The tax effect for each component of other comprehensive income (loss) consisted of the following (in millions):

	Three Months Ended September 30, 2020
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$40	$(10)	$30
Changes in retirement plans’ funded status	(21)	6	(15)
Foreign currency translation	(221)	—	(221)
Share of other comprehensive income (loss) of entities using the equity method	12	—	12
Other comprehensive income (loss)	$(190)	$(4)	$(194)

	Nine Months Ended September 30, 2020
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$100	$(13)	$87
Changes in retirement plans’ funded status	(63)	20	(43)
Foreign currency translation	(697)	—	(697)
Share of other comprehensive income (loss) of entities using the equity method	(2)	—	(2)
Other comprehensive income (loss)	$(662)	$7	$(655)

	Three Months Ended September 30, 2019
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(28)	$6	$(22)
Changes in retirement plans’ funded status	(15)	6	(9)
Foreign currency translation	31	—	31
Share of other comprehensive income (loss) of entities using the equity method	(14)	—	(14)
Other comprehensive income (loss)	$(26)	$12	$(14)

	Nine Months Ended September 30, 2019
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(50)	$11	$(39)
Changes in retirement plans’ funded status	(37)	14	(23)
Foreign currency translation	109	—	109
Share of other comprehensive income (loss) of entities using the equity method	(17)	—	(17)
Other comprehensive income (loss)	$5	$25	$30

Summary of Changes in Other Comprehensive Income (Loss)
The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following (in millions):

	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method	Total
Balance, January 1, 2019	$(22)	$(473)	$(1,216)	$(148)	$(1,859)
Other comprehensive income (loss), before reclassifications	(93)	30	111	(17)	31
Amounts reclassified from other comprehensive income	54	(53)	—	—	1
Other comprehensive income (loss) *	(39)	(23)	111	(17)	32
Reclassification of certain tax effects	—	(65)	—	—	(65)
Balance, Balance, September 30, 2019	$(61)	$(561)	$(1,105)	$(165)	$(1,892)

Balance, January 1, 2020	$(54)	$(650)	$(1,145)	$(153)	$(2,002)
Other comprehensive income (loss), before reclassifications	86	43	(697)	(2)	(570)
Amounts reclassified from other comprehensive income (loss)	1	(86)	—	—	(85)
Other comprehensive income (loss) *	87	(43)	(697)	(2)	(655)
Balance, September 30, 2020	$33	$(693)	$(1,842)	$(155)	$(2,657)
(*)    Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $0 million and $(2) million for the nine months ended September 30, 2020 and 2019, respectively.

Summary of Reclassification of Accumulated Other Comprehensive Income (Loss)
The following table summarizes the gross impact of changes in the fair value of derivatives designated as cash flow hedges on accumulated other comprehensive income (loss) and net income (loss) during the three and nine months ended September 30, 2020 and 2019 (in millions):

		Recognized in Net Income
For the Three Months Ended September 30,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2020
Foreign exchange contracts	$40
		Net sales	(4)
		Cost of goods sold	12
		Other, Net	1
Interest rate contracts	8	Interest expense	(1)
Total	$48		$8
2019
Foreign exchange contracts	$(42)
		Net sales	2
		Cost of goods sold	(17)
		Other, Net	(3)
Interest rate contracts	(6)	Interest expense	(3)
Total	$(48)		$(21)

		Recognized in Net Income
For the Nine Months Ended September 30,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2020
Foreign exchange contracts	$106
		Net sales	(5)
		Cost of goods sold	(7)
		Other, Net	11
Interest rate contracts	(11)	Interest expense	(4)
Total	$95		$(5)
2019
Foreign exchange contracts	$(87)
		Net sales	(2)
		Cost of goods sold	(46)
		Other, Net	(10)
Interest rate contracts	(26)	Interest expense	(6)
Total	$(113)		$(64)
Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three and nine months ended September 30, 2020 and 2019 consisted of the following:

	Amounts Reclassified from Other Comprehensive Income (Loss)		Amount Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations Line
	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	(in millions)		(in millions)
Cash flow hedges	$4	$(2)	$5	$2	Net sales
	(12)	17	7	46	Cost of goods sold
	(1)	3	(11)	10	Other, net
	1	3	4	6	Interest expense
	—	(4)	(4)	(10)	Income taxes
	$(8)	$17	$1	$54
Change in retirement plans’ funded status:
Amortization of actuarial losses	$12	$18	$33	$52	*
Amortization of prior service cost	(33)	(32)	(98)	(91)	*
	(6)	(4)	(21)	(14)	Income taxes
	$(27)	$(18)	$(86)	$(53)
Total reclassifications, net of tax	$(35)	$(1)	$(85)	$1
(*) These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.